Long term incentive plan (Details) - LTIP	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Weighted average percentage on total shareholder return of the group	67.00%	67.00%
Weighted average percentage on earnings per share growth	33.00%	33.00%
Expense arising from equity-settled share-based payment transactions	$ 5,282,000	$ 4,519,000	$ 1,686,000
Number of other equity instruments exercised or vested in share-based payment arrangement	384,129
Vested average price | $ / shares	$ 5.28	$ 0
Awards granted (number of shares)	1,715,030	695,330	288,752	506,637
Dividend yield (%)	0.48%	1.00%	1.90%	2.80%
Expected volatility (%)	53.70%	40.80%	35.60%	25.80%
Risk-free interest rate (%)	(0.02%)	0.63%	0.93%	0.15%
Expected life of share awards (years)	3 years	3 years	3 years	3 years
Weighted average fair value ($)	$ 4.16	$ 15.85	$ 16.72	$ 9.10
Weighted average share price ($) | $ / shares	$ 6.37	$ 16.78	$ 19.46	$ 10.27